UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 028-13343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   February 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: $81,503
List of Other Included Managers: NONE

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
                                                          FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE     SHARED    NONE
----------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings PLC               COM       042068106    208      7500 SH        Sole                    7500
ASML Holding NV                COM       N07059186    209      5000 SH        Sole                    5000
Anheuser Busch Inbev SA        COM       03524A108    305      5000 SH        Sole                    5000
BHP Billiton Ltd               COM       088606108    254      3600 SH        Sole                    3600
Barclays Bank PLC              COM       06738E204    121     11000 SH        Sole                   11000
British American Tobacco PLC   COM       110448107    313      3300 SH        Sole                    3300
CNH Global NV                  COM       N20935206    241      6700 SH        Sole                    6700
Caterpillar                    COM       149123101   1087     12000 SH        Sole                   12000
Chevron Corp.                  COM       166764100    458      4300 SH        Sole                    4300
Colgate Palmolive              COM       194162103    678      7340 SH        Sole                    7340
Companhia Energetica de Minas  COM       204409601    249     14000 SH        Sole                   14000
Companhia de Bebidas das Ameri COM       20441W203    253      7000 SH        Sole                    7000
Consumer Staples SPDR Fund     COM       81369Y308   1040     32000 SH        Sole                   32000
Costco                         COM       22160K105   1133     13600 SH        Sole                   13600
Diageo PLC                     COM       25243Q205    761      8700 SH        Sole                    8700
Dow Chemical                   COM       260543103    482     16753 SH        Sole                   16753
EMC Corp                       COM       268648102    700     32500 SH        Sole                   32500
Enbridge Inc.                  COM       29250N105    262      7000 SH        Sole                    7000
Exxon Mobil                    COM       30231G102   1164     13733 SH        Sole                   13733
Health Care Select Sector SPDR COM       81369Y209   1110     32000 SH        Sole                   32000
IBM                            COM       459200101   1214      6600 SH        Sole                    6600
IShares MSCI Brazil Index      COM       464286400   1682     29300 SH        Sole                   29300
IShares MSCI Canada Index      COM       464286509   1306     49100 SH        Sole                   49100
IShares MSCI EAFE Index        COM       464287465  19535    394400 SH        Sole                  394400
IShares MSCI Emerging Markets  COM       464287234   6363    167700 SH        Sole                  167700
IShares MSCI Germany Index     COM       464286806    338     17600 SH        Sole                   17600
IShares MSCI Hong Kong Index   COM       464286871    309     20000 SH        Sole                   20000
IShares MSCI Pacific ex-Japan  COM       464286665    455     11700 SH        Sole                   11700
IShares MSCI Switzerland Index COM       464286749    301     13300 SH        Sole                   13300
IShares MSCI United Kingdom In COM       464286699    291     18000 SH        Sole                   18000
IShares Russell 2000 Index     COM       464287655  13824    187600 SH        Sole                  187600
IShares S&P Latin America 40   COM       464287390    490     11500 SH        Sole                   11500
IShares iBoxx Investment Grade COM       464287242   2161     19000 SH        Sole                   19000
JM Smucker                     COM       832696405    547      7000 SH        Sole                    7000
Kraft Foods                    COM       50075N104    523     14000 SH        Sole                   14000
Masco Corp.                    COM       574599106   2777    265000 SH        Sole                  265000
McDonalds Corp                 COM       580135101    702      7000 SH        Sole                    7000
Microsoft Corp.                COM       594918104   1184     45600 SH        Sole                   45600
National Grid PLC              COM       636274300    247      5100 SH        Sole                    5100
Nippon Telegraph & Telephone C COM       654624105    203      8000 SH        Sole                    8000
Potash Corp.                   COM       73755L107    277      6700 SH        Sole                    6700
PowerShares QQQ Trust          COM       73935A104   7476    133900 SH        Sole                  133900
Proshares Ultrashort Euro      COM       74347W882    305     15000 SH        Sole                   15000
Royal Dutch Shell Plc          COM       780259206    353      4836 SH        Sole                    4836
SAP AG                         COM       803054204    265      5000 SH        Sole                    5000
SPDR Dow Jones Industrial Aver COM       78467X109   1791     14700 SH        Sole                   14700
Shire PLC                      COM       82481R106    260      2500 SH        Sole                    2500
Siemens AG                     COM       826197501    287      3000 SH        Sole                    3000
Taiwan Semiconductor Mfg. Ltd. COM       874039100    253     19600 SH        Sole                   19600
TriMas Corp                    COM       896215209    574     32000 SH        Sole                   32000
Unilever NV                    COM       904784709    309      9000 SH        Sole                    9000
Vanguard MSCI Europe           COM       922042874    290      7000 SH        Sole                    7000
Vanguard Total Bond Market     COM       921937835   2114     25300 SH        Sole                   25300
Vodafone Group PLC             COM       92857W209    886     31600 SH        Sole                   31600
Walt Disney Co.                COM       254687106    583     15554 SH        Sole                   15554